Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Summary of Fair Values of the Assets Acquired in Business Combinations, Including Goodwill

Total £m
Net assets acquired:
Intangible assets	886
Trade and other receivables	10
Cash and cash equivalents	23
Trade and other payables	(26)
Deferred tax liabilities	(188)
705
Goodwill	191
Total consideration	896

Total £m
Net assets acquired:
Intangible assets	1,438
Non-current equity investments	2
Right of use assets	1
Trade and other receivables	96
Investments held as current assets	51
Cash and cash equivalents	148
Lease liabilities	(1)
Trade and other payables	(103)
Deferred tax liabilities	(136)
1,496
Non-controlling interest	–
Goodwill	109
Total consideration	1,605

	Sierra Oncology £m	Affinivax £m	Total £m
Net assets acquired
Intangible assets	1,497	1,467	2,964
Property, plant and equipment	–	30	30
Right of use assets	1	52	53
Inventory	60	–	60
Trade and other receivables	2	17	19
Cash and cash equivalents	175	109	284
Lease liabilities	(1)	(55)	(56)
Trade and other payables	(40)	(77)	(117)
Taxation	(259)	(236)	(495)
	1,435	1,307	2,742
Goodwill	162	965	1,127
Total	1,597	2,272	3,869
Total cash	1,597	1,790	3,387
Fair value of contingent consideration	–	482	482

Summary of Cash Flows from Business Combinations

	Business acquisitions £m	Business disposals £m
Cash consideration paid	(773)	–
Net deferred consideration paid	(57)	(18)
Transaction costs	(5)	–
Cash and cash equivalents acquired	25	–
Cash outflow	(810)	(18)
Cash flows

	Business acquisitions £m	Business disposals £m
Cash consideration (paid)/received	(1,605)	68
Net deferred consideration paid	–	(19)
Transaction costs	(17)	–
Cash and cash equivalents acquired/(divested)	148	–
Cash (outflow)/inflow	(1,474)	49

Cash flows	Business acquisitions £m	Business disposals - demerger £m	Business disposals - other £m
Cash consideration	(3,392)	–	–
Net deferred consideration paid	–	–	(34)
Cash and cash equivalents (divested)/acquired	284	(933)	(9)
	(3,108)	(933)	(43)
Transaction costs paid	(79)	(141)	–
Cash (outflow)/inflow	(3,187)	(1,074)	(43)

Summary of Profit After Taxation on Demerger of Discontinued Operations

2022 £m
Fair value of the Consumer Healthcare business distributed (54.5%)	15,526
Fair value of the retained ownership in Haleon plc (13.5%)	3,853
Total fair value	19,379
Carrying amount of the net assets and liabilities distributed/de-recognised	(12,887)
Carrying amount of the non-controlling interest de-recognised	3,038
Gain on demerger before exchange movements and transaction costs	9,530
Reclassification of exchange movements and net investment hedge movements on disposal of overseas subsidiaries	554
Total gain on the demerger of Consumer Healthcare	10,084

Summary of Financial Information Relating to Discontinued Operations

Total results	2022 £m
Turnover	5,581
Expense	(4,730)
Profit before tax	851
Taxation	(235)
Tax rate %	27.6%
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	616
Other gains/(losses) on demerger	2,433
Remeasurement of discontinued operations distributed to shareholders on demerger	7,651
Profit after taxation on demerger of discontinued operations	10,700
Non-controlling interest in discontinued operations	205
Earnings attributable to shareholders from discontinued operations	10,495
Earnings per share from discontinued operations	260.6p